Note 8 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Amount	$ 377,622
Estimated weighted average amortization period (Year)	12 years
Customer Lists and Relationships [Member]
Amount	$ 90,668
Estimated weighted average amortization period (Year)	9 years 328 days
Investment Management Contracts [Member]
Amount	$ 270,600
Estimated weighted average amortization period (Year)	12 years 328 days
Trademarks and Trade Names [Member]
Amount	$ 11,632
Estimated weighted average amortization period (Year)	10 years 328 days
Brokerage Backlog [Member]
Amount	$ 4,722
Estimated weighted average amortization period (Year)	182 days